OTHER PAYABLES AND OTHER CURRENT LIABILITIES	12 Months Ended
Mar. 31, 2023
OTHER PAYABLES AND OTHER CURRENT LIABILITIES
OTHER PAYABLES AND OTHER CURRENT LIABILITIES

11. OTHER PAYABLES AND OTHER CURRENT LIABILITIES

	March 31, 2022	March 31, 2023
	RMB	RMB

Tax payables	68,720	66,010
Accrued service fee for IT and other professional support	53,285	65,514
Consideration payable to WeBank, current (Note 12)	53,162	55,887
Deposits	60,014	40,162
Accrued advertising expenses (i)	268,455	34,942
Accrued service fee for transaction support	39,132	24,386
Deferred revenue	18,049	13,909
Accrued salaries and benefits	13,815	13,834
Operating lease liabilities, current	10,994	7,667
Interest payable	50,969	4,457
Accrued legal proceedings and litigations	420	—
Others	37,318	17,734
	674,333	344,502

(i) Pursuant to a contractual payment schedule contained in a supplemental agreement in June 2021 and an extended payment term arrangement included in an extension agreement signed with one the Company’s suppliers in December 2022, the Company repaid RMB100.0 million to this supplier during the fiscal year ended March 31, 2023 and the remaining RMB56.1 million due to the same supplier had been waived by this supplier and an equivalent gain from such waiver was recorded in other operating income.

In addition to the above transaction, in July 2022, the Company and another supplier, 58.com, mutually released the other party from claims arising out of certain obligations under certain historical transactions. Therefore, accrued adverting expenses of RMB69.4 million recorded as of March 31,2022 and due to 58.com were settled in connection with this arrangement. (Note 13).